Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated Subsidiaries
Schedule of composition of the Bank

The subsidiaries of the Bank, all of which have been included in the consolidated financial statements as of December 31, 2019, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, E.R.	Credit card loans	99.99%	100%
Santander Vivienda, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, E.R.	Mortgage loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, E.R.	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Fideicomiso 100740 Banco Santander, S.A.	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V. (formerly ISBAN México, S.A. de C.V.)	Technology services	99.99%	100%